Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Property and equipment, net

11. Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31
	2021	2022
	RMB	RMB

Bikes and e-bikes	11,774,212	9,966,031
Vehicles	3,538,274	3,022,763
Computers and equipment	3,723,744	4,145,016
Leasehold improvement	644,251	707,947
Construction in progress	393,540	170,785
Others	35,057	35,173
Total	20,109,078	18,047,715
Less: Accumulated depreciation	(8,960,129)	(10,305,649)
Less: Accumulated impairment loss	(3,148,731)	(2,023,742)
Property and equipment, net	8,000,218	5,718,324

Depreciation expenses recognized for the years ended December 31, 2020, 2021 and 2022 were RMB3,275,144, RMB4,220,521, and RMB3,511,825, respectively.

For the years ended December 31, 2020, 2021 and 2022, the impairment losses for property and equipment were RMB855,988, RMB2,247,738 and nil respectively. For the year ended December 31, 2020, the impairment charge of RMB751,065 on the vehicles leased to drivers in the PRC was mainly caused by the adverse impact of the COVID-19 pandemic on the Group’s China Mobility business. For the year ended December 31, 2021, the impairment charge of RMB2,164,409 on bikes and e-bikes was mainly caused by the adverse change in the operating and financial performance of the Group’s bike and e-bike sharing business during the third quarter of 2021.